Property, Plant And Equipment, Net (Schedule Of Property, Plant And Equipment, Net) (Details) $ in Thousands		12 Months Ended
		Dec. 31, 2019 USD ($) ft²	Dec. 31, 2018 USD ($)
Property, Plant and Equipment, Net [Line Items]
Property, plant and equipment, gross		$ 2,312,666	$ 2,195,270
Accumulated depreciation	[1]	(1,546,134)	(1,508,650)
Depreciated cost		766,532	686,620
Land, Buildings And Leasehold Improvements
Property, Plant and Equipment, Net [Line Items]
Property, plant and equipment, gross	[1],[2]	796,676	756,767
Instruments, Machinery And Equipment
Property, Plant and Equipment, Net [Line Items]
Property, plant and equipment, gross	[1],[3]	1,362,488	1,270,259
Office Furniture And Other
Property, Plant and Equipment, Net [Line Items]
Property, plant and equipment, gross	[1]	101,612	112,297
Motor Vehicles And Airplanes
Property, Plant and Equipment, Net [Line Items]
Property, plant and equipment, gross	[1]	$ 51,890	$ 55,947
Israel
Property, Plant and Equipment, Net [Line Items]
Real estate owned, square feet | ft²		2,771,000
Real estate leased, square feet | ft²		6,559,000
U.S.
Property, Plant and Equipment, Net [Line Items]
Real estate owned, square feet | ft²		1,050,000
Real estate leased, square feet | ft²		784,000
Other Countries
Property, Plant and Equipment, Net [Line Items]
Real estate owned, square feet | ft²		1,078,000
Real estate leased, square feet | ft²		568,000

[1]	Net of investment grants received (mainly for instruments, machinery and equipment) in the amounts of $12,461 and $15,492 as of December 31, 2019 and 2018, respectively.
[2]
Set forth below is additional information regarding the real estate owned or leased by the Company:

	Israel(a)	U.S.(b)	Other Countries(c)
Owned	2,771,000 square feet	1,050,000 square feet	1,078,000 square feet
Leased	6,559,000 square feet	784,000 square feet	568,000 square feet

[3]	Includes equipment produced by the Company for its own use in the aggregate amount of $118,371 and $120,093 as of December 31, 2019 and 2018, respectively, and capitalized costs related to the new ERP system (see Note 2N)